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VIA EDGAR

May 28, 2010

Ellen Sazzman, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

RE:Lincoln Variable Insurance Products Trust (the "Trust")
   (File Nos. 811-08090 and 033-70742)
   Post-Effective Amendment No. 89

Dear Ms. Sazzman:

On May 3, 2010, we filed Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A./1/ The filing was made to establish six new series of the Trust: LVIP SSgA Conservative Index Allocation Fund, LVIP SSgA Moderate Index Allocation Fund, LVIP SSgA Moderately Aggressive Index Allocation Fund, LVIP SSgA Conservative Structured Allocation Fund, LVIP SSgA Moderate Structured Allocation Fund, and LVIP SSgA Moderately Aggressive Structured Allocation Fund. The filing also amended the existing LVIP Wilshire Aggressive Profile Fund/2/ by renaming the fund to the LVIP SSgA Global Tactical Allocation Fund, changing the sub-adviser, updating the fees, expenses, investment strategies, risks and other changes.

When we filed the post-effective registration statement on May 3, 2010, we mistakenly obtained and provided new series and class identifiers for the LVIP SSgA Global Tactical Allocation Fund instead of using the series and class identifiers that already existed for the LVIP Wilshire Aggressive Profile Fund. On May 27, 2010, we withdrew Amendment No. 88 so that we could subsequently make the correction to the series and class identifiers for the LVIP SSgA Global Tactical Allocation Fund.

Accordingly, attached for filing via EDGAR is Post-Effective Amendment No. 89 (the "Amendment") to the Registration Statement on Form N-1A of the above referenced registrant (the "Registrant"). The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933. No substantive changes have been made from the May 3, 2010 filing other than to
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/1/  The post-effective amendment was inadvertently filed under Post-Effective
     Amendment Nos. 87 and 89; it was subsequently corrected to reflect Post-Effective Amendment Nos. 88 and 90.
/2/  See Lincoln Variable Insurance Products Trust Amendment No. 82 (File
     No. 33-70742).

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reflect the correct series and class identifiers for the LVIP SSgA Global
Tactical Allocation Fund and to provide an updated facing sheet.

Also attached for filing is an acceleration request. We have requested that the effective date of Post-Effective Amendment No. 89 to the Trust's Registration Statement be accelerated so that it will be effective on August 1, 2010.

Please feel free to contact me at 603-226-5706 if you have any questions or comments concerning our filing.

Very truly yours,

/s/ Craig D. Moreshead

Craig D. Moreshead
Senior Counsel

Enclosures

cc: Colleen E. Tonn, Esq.